EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY
Schedule of maximum number of common shares that would be outstanding if all dilutive instruments outstanding were exercised

Common shares outstanding at December 31, 2022	456,465,296
Employee stock options	4,976,636
Common shares held in trusts in connection with the RSU plan (Note 17C), PSU plan (Note 17D) and LTIP	694,808
Total	462,136,740

Schedule of weighted average number of common shares used in the calculation of basic and diluted net income per share

	Year Ended December 31,
	2022	2021
Net income for the year - basic and diluted	$670,249	$561,945
Weighted average number of common shares outstanding - basic (in thousands)	437,678	243,708
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	738	598
Add: Dilutive impact of employee stock options	117	426
Weighted average number of common shares outstanding - diluted (in thousands)	438,533	244,732
Net income per share - basic	$1.53	$2.31
Net income per share - diluted	$1.53	$2.30